Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity File Number	001-42935
Entity Registrant Name	Elauwit Connection, Inc.
Entity Central Index Key	0002063863
Entity Tax Identification Number	99-3101171
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Alta Vista Drive
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Columbia
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29223
City Area Code	704
Local Phone Number	558-3099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ELWT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false